Revenue - Summary of Fee Revenue and Retail Revenue are Presented by Timing of Revenue Recognition (Details) - KZT (₸) ₸ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of disaggregation of revenue from contracts with customers [line items]
Fee revenue	₸ 1,027,545	₸ 724,742	₸ 519,474
Retail revenue	68,807
TOTAL FEE AND RETAIL REVENUE	1,096,912	724,742	519,474
Goods and Services Transferred at Point in Time
Disclosure of disaggregation of revenue from contracts with customers [line items]
Retail revenue	68,807
TOTAL FEE AND RETAIL REVENUE	786,267	480,514	308,480
Goods and Services Transferred at Point in Time | Transaction Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Payments fee revenue	342,271	243,630	156,738
Goods and Services Transferred at Point in Time | Marketplace
Disclosure of disaggregation of revenue from contracts with customers [line items]
Fee revenue	375,189	236,884	151,742
Goods and Services Transferred Over Time
Disclosure of disaggregation of revenue from contracts with customers [line items]
TOTAL FEE AND RETAIL REVENUE	310,645	244,228	210,994
Goods and Services Transferred Over Time | Membership Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Payments fee revenue	26,654	13,120	9,711
Goods and Services Transferred Over Time | Fintech
Disclosure of disaggregation of revenue from contracts with customers [line items]
Fee revenue	280,742	226,540	191,831
Goods and Services Transferred Over Time | Fintech | Membership Revenue
Disclosure of disaggregation of revenue from contracts with customers [line items]
Fee revenue	₸ 3,249	₸ 4,568	₸ 9,452